MAXIM SERIES FUND
                           8515 East Orchard Road
                         Englewood, Colorado  80111

We are pleased to present the Annual Report for the Maxim Vista
Growth & Income Portfolio
for the year ending October 31, 1996.

Moderate but consistent economic growth, low inflation and better-than-expected corporate earnings provided a positive environment for U.S. stock investors. These factors, along with significant flows of cash into equity mutual funds, helped the unmanaged S&P 500 Index post a 24.08% gain during the reporting period.

Government reports of stronger-than-expected economic growth rattled U.S. bond markets in February, 1996, leading to an extended period of market volatility as investors worried about potential inflation. As the inflation threat subsided, the market rallied at the end of the year, but the unmanaged Lehman Aggregate Bond Index - a broad measure of performance for corporate, government and mortgage-related bond issues - ended the reporting year with a return of just 5.85%.

The U.S. equity markets have delivered historically-high returns in 1995 and 1996. While it is unreasonable to expect such strong performance to continue unabated, equity investing remains a vital component of any well-diversified portfolio. As always, a long-term perspective and the ability to persevere through down markets are necessary to reap the rewards of equity investing.

The following chart illustrates comparative performance for $10,000 invested in the Maxim Growth & Income
Portfolio and the Lipper Growth and Income Fund Index from December 21, 1994 to October 31, 1996.



                      $16,000
                                                 $15,102.19
                      $15,000                    (Lipper Growth &
                                                 Income)
                                                     $14,781.11
                      $14,000                        (Maxim Vista
                                                     Growth &
                                                     Income)
                      $12,000

                      $10,000



The Lipper Growth and Income Funds Index, an equally weighted performance indicator, tracks the total returns of the 30 largest growth and income funds in the industry. Funds included in the index are representative of the market.

Average Annual Total Returns for the Maxim Vista Growth & Income
Portfolio:

One Year                      20.01%             Past performance
                                                 is not predictive
                                                 of future
Five Year                     N/A                results.  When
                                                 shares are
                                                 redeemed, they may
Ten Year                      N/A                be worth more or
                                                 less than the
                                                 original cost.
Since Inception               22.59%

MAXIM SERIES FUND, INC.
MAXIM VISTA GROWTH & INCOME PORTFOLIO

Financial Statements and Financial Highlights for the Year Ended October 31, 1996 and
Period from December 21, 1994 (Inception) to October 31, 1995 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholders of Maxim Series Fund, Inc.:




We have audited the accompanying statement of assets and liabilities of Maxim Vista Growth & Income Portfolio of Maxim Series Fund, Inc. as of October 31, 1996, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from December 21, 1994 (inception) to October 31, 1995 and year ended October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 and 1995, by correspondence with the custodian and brokers, and the application of alternative auditing procedures when confirmations were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Maxim Vista Growth & Income Portfolio of Maxim Series Fund, Inc. at October 31, 1996 and 1995 and the results of its operations, the changes in net assets and the financial highlights for the year ended October 31, 1996 and the period from December 21, 1994 (inception) to October 31, 1995, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE  LLP


December 10, 1996

MAXIM SERIES FUND INC.





STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
MAXIM VISTA
GROWTH
& INCOME
PORTFOLIO
ASSETS:


Investments in Hub - Growth and Income Portfolio, at value
$86,559,492
Receivable for investments sold
41,561
       Total assets
86,601,053
LIABILITIES:
    Payable for redemptions
30,500
    Other liabilities
140,274
       Total liabilities
170,774
NET ASSETS
$86,430,279
NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value
$6,192,669
  Additional paid-in capital
65,239,269
  Net unrealized appreciation on investments
8,343,941
  Undistributed net investment income
22,966
  Accumulated undistributed net realized gain on investments
6,631,434
NET ASSETS
$86,430,279
NET ASSET VALUE PER OUTSTANDING SHARE
$1.39569
SHARES OF CAPITAL STOCK:
  Authorized
100,000,000
  Outstanding
61,926,690

See notes to financial statements.

MAXIM SERIES FUND INC.
STATEMENT OF OPERATIONS
OCTOBER 31, 1996
MAXIM VISTA
GROWTH
& INCOME
PORTFOLIO
INVESTMENT INCOME:
  Investment income from portfolio
$1,873,199
  Expenses from Hub portfolio
(320,788)
      Total investment income
1,552,411
EXPENSES:
  Advisory fees
360,710
      Total expenses
360,710
NET INVESTMENT INCOME
1,191,701
REALIZED AND UNREALIZED GAIN  ON INVESTMENTS:
  Net realized gain on investments
6,631,434
  Change in net unrealized appreciation on investments
3,954,475
    Net change in realized and unrealized appreciation on
investments
10,585,909
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS
$11,777,610

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED OCTOBER 31, 1996 AND
THE PERIOD DECEMBER 21, 1994 (INCEPTION) TO OCTOBER 31, 1995

Maxim Vista Growth & Income
1996
1995
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income
$1,191,701
$638,920
  Net realized gain
6,631,434
1,414,461
  Change in net unrealized appreciation
3,954,475
4,389,466
  Net increase in net assets resulting from operations
11,777,610
6,442,847
DISTRIBUTION TO SHAREHOLDERS:
  From net investment income
(1,169,079)
(638,577)
  From long-term capital gain
(1,414,461)
    Total distribution
(2,583,540)
(638,577)
SHARE TRANSACTIONS:
  Net proceeds from sale of shares
48,967,765
54,737,972
  Reinvestment of distribution
2,583,393
638,577
  Cost of shares redeemed
(23,718,112)
(11,777,656)
  Net increase in net assets resulting from share transactions
27,833,046
43,598,893
    Total increase in net assets
37,027,116
49,403,163
NET ASSETS:
  Beginning of period
49,403,163
0
  End of period
$86,430,279
$49,403,163

See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM VISTA GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the year ended October 31, 1996 and the period
December 21, 1994 [inception] to October 31, 1995 were as follows:
Period Ended October 31,
1996
1995
Net Asset Value, Beginning of Period
$1.2133
$1.0000
Income From Investment Operations

Net Investment Income
0.0219
0.0174
Net Realized and Unrealized Gain
0.2147
0.2133
Total Income From Investment Operations
0.2366
0.2307
Less Distributions
From Net Investment Income
(0.0215)
(0.0174)
From Net Realized Gain
(0.0327)
Total Distributions
(0.0542)
(0.0174)
Net Asset Value, End of Period
$1.3957
$1.2133
Total Return
20.01%
27.30% *
Net Assets, End of Period
$86,430,279
$49,403,163
Ratio of Expenses to Average Net Assets
1.00%
1.01% *
Ratio of Net Investment Income to Average Net Assets
1.75%
2.21% *
*   Annualized

MAXIM SERIES FUND, INC.
MAXIM VISTA GROWTH & INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED OCTOBER 31, 1996 AND
THE PERIOD DECEMBER 21, 1994 (INCEPTION) TO OCTOBER 31, 1995

1.   HISTORY OF THE FUND

     Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. The Maxim Vista Growth & Income Portfolio (the Portfolio) is non-diversified. The Portfolio commenced operations on December 21, 1994. Interests in the Portfolio are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account II of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

     The Fund seeks to achieve the investment objective of the Portfolio through the adoption of a Hub and Spoke structure. Contribution of Portfolio (i.e., the Spoke) investible funds to the Hub portfolio are made in exchange for beneficial interests in the Hub portfolio of equal value. The Hub portfolio is the Growth and Income Portfolio; a non-diversified open-end management investment company organized as a trust under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. Financial statements of the Hub portfolio are presented following the Portfolio's financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of the Fund, which are in accordance with the accounting principles generally accepted in the investment company industry:

     Dividends

     Dividends from investment income of the Portfolio are declared and reinvested quarterly and dividends from capital gains are declared and reinvested annually.

     Security Valuation

     The Portfolio's investment in the Hub portfolio is valued at the last reported net asset value of the Hub portfolio. The portfolio receives an allocation of investment income and Hub expenses as well as realized and unrealized gains and losses on a daily basis from the Hub.

     Federal Income Taxes

     For federal income tax purposes, the Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.


3.   INVESTMENT ADVISORY AGREEMENT

     The Fund has entered into an investment advisory agreement with The Great-West Life Assurance Company (parent of the Company).

As compensation for its services to the Fund with respect to the Maxim Vista Growth & Income Portfolio, the investment advisor receives monthly compensation at the annual rate of .53% of the average daily net assets of the Maxim Vista Growth & Income Portfolio.

4.   Investment Transactions - Increases and decreases in the
Portfolio during the year ended October 31, 1996 were as follows:



Increases in Portfolio Investment
Decreases in Portfolio Investment
Maxim Vista Growth & Income Portfolio
$48,967,765
$23,718,112

     The Portfolio's percentage interest in the Hub portfolio is 4.14% as at October 31, 1996.

5. Transactions in Shares of Beneficial Interest during the year ended October 31, 1996 were as follows:

Shares sold

37,282,804
Shares issued in reinvestment of distributions
2,029,197
Shares redeemed
(18,102,506)
Net increase in shares of beneficial interest outstanding
21,209,495

Outstanding shares at:
40,717,195
    Beginning of period
End of Period
61,926,690


Growth and Income Portfolio
Portfolio of Investments October 31, 1996

   Shares       Issuer
           Value
-----------------------------------------------------------------
Long-Term Investments -- 94.0%
-----------------------------------------------------------------
                Common Stock -- 86.0%
-------------------------------------------------------
                  Aerospace -- 1.9%
     300,000        Allied-Signal, Inc.
       $   19,650,000
     115,600        General Motors, Class H
            6,170,150
     110,000        United Technologies, Corp.
           14,162,500

       --------------

           39,982,650

       --------------

                  Agricultural Production/Services -- 2.0%
     350,000        AGCO Corp.
            8,881,250
     355,000        Case Corp.
           16,507,500
     400,000        Deere & Co.
           16,700,000

       --------------

           42,088,750

       --------------
                  Airlines -- 0.5%
     126,590        AMR Corp. *
           10,633,560

       --------------
                  Automotive -- 1.4%
     300,000        Chrysler Corp.
           10,087,500
     200,000        General Motors
           10,775,000
     250,000        Lear Corp. *
            9,250,000

       --------------

           30,112,500

       --------------
                  Banking -- 5.8%
     400,000        Bank of Boston Corp.
           25,600,000
     145,000        BankAmerica Corp.
           13,267,500
     175,000        Citicorp
           17,325,000
     204,333        Commonwealth Bank of Australia, ADR (Australia)
#          3,677,994
                      (Preference Stock)
     220,000        First Union Corp.
           16,005,000
     425,000        National City Corp.
           18,434,375
     135,000        NationsBank Corp.
           12,723,750
     350,000        Norwest Corp.
           15,356,250

       --------------

          122,389,869

       --------------
                  Biotechnology -- 0.5%
     160,000        Amgen, Inc.
            9,810,000

       --------------
                  Chemicals -- 3.0%
     110,000        Dow Chemical Co.
            8,552,500
     245,000        duPont (EI) deNemours & Co.
           22,723,750
     340,000        IMC Global, Inc.
           12,750,000
     225,000        Praxair, Inc.
            9,956,250
     200,000        Union Carbide Corp.
            8,525,000

       --------------

           62,507,500

       --------------

                      See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments October 31, 1996 (continued)

   Shares       Issuer
           Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
                  Computer Software -- 3.0%
     350,000        Cisco Systems, Inc. *
       $   21,656,250
     300,000        Computer Associates International
           17,737,500
      90,000        Microsoft Corp. *
           12,352,500
     446,000        Reynolds & Reynolds, Inc., Class A
           11,763,250

       --------------

           63,509,500

       --------------
                  Computers/Computer Hardware -- 6.4%
     300,000        Analog Devices, Inc. *
            7,800,000
     350,000        Compaq Computer Corp. *
           24,368,750
     400,000        EMC Corp. *
           10,500,000
     230,000        Intel Corp.
           25,271,250
     145,000        International Business Machines Corp.
           18,705,000
     100,000        SCI Systems, Inc. *
            4,975,000
     100,000        Seagate Technology, Inc. *
            6,675,000
     250,000        Storage Technology Corp. *
           10,656,250
     220,000        Sun Microsystems, Inc. *
           13,420,000
     275,000        Texas Instruments
           13,234,375

       --------------

          135,605,625

       --------------
                  Construction Machinery -- 0.5%
     160,000        Caterpillar Inc.
           10,980,000

       --------------
                  Consumer Products -- 6.4%
     450,000        Avon Products, Inc.
           24,412,500
     375,000        Black & Decker Corp.
           14,015,625
     185,000        Colgate-Palmolive Co.
           17,020,000
     350,000        Fruit of the Loom, Inc., Class A *
           12,731,250
     200,000        Liz Claiborne, Inc.
            8,450,000
     270,000        Nike, Inc., Class B
           15,896,250
     185,000        Philip Morris Companies, Inc.
           17,135,625
     250,000        Procter & Gamble Co.
           24,750,000

       --------------

          134,411,250

       --------------
                  Diversified -- 0.5%
     115,000        Textron, Inc.
           10,206,250

       --------------
                  Electronics/Electrical Equipment -- 0.5%
     115,000        General Electric Co.
           11,126,250

       --------------
                  Entertainment/Leisure -- 1.8%
     700,000        Carnival Corp., Class A
           21,087,500
     330,000        Circus Circus Enterprises Inc. *
           11,385,000
     325,000        Trump Hotels & Casino Resorts, Inc. *
            5,159,375

       --------------

           37,631,875

       --------------

                      See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments October 31, 1996 (continued)

   Shares       Issuer
           Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
                  Financial Services -- 3.3%
     574,500        Countrywide Credit Industries, Inc.
       $   16,373,250
     175,000        Federal Home Loan Mortgage Corp.
           17,675,000
     360,000        Federal National Mortgage Assoc.
           14,085,000
     505,000        Green Tree Financial Corp.
           20,010,625

       --------------

           68,143,875

       --------------
                  Food/Beverage Products -- 4.4%
     540,000        Coca-Cola Enterprises, Inc.
           23,017,500
     460,000        ConAgra, Inc.
           22,942,500
     535,000        PepsiCo., Inc.
           15,849,375
     430,000        Sara Lee Corp.
           15,265,000
     100,000        Unilever NV, ADR (Netherlands)
           15,287,500

       --------------

           92,361,875

       --------------
                  Health Care -- 2.9%
     571,000        Columbia/HCA Healthcare Corp.
           20,413,250
     495,000        HEALTHSOUTH Corp. *
           18,562,500
     180,000        Medtronic, Inc.
           11,587,500
     500,000        Tenet Healthcare Corp. *
           10,437,500

       --------------

           61,000,750

       --------------
                  Insurance -- 4.3%
     150,000        Aetna Inc.
           10,031,250
     335,000        AFLAC, Inc.
           13,441,875
     455,110        Allstate Corp.
           25,543,049
     110,500        American International Group
           12,003,063
     125,000        Loews Corp.
           10,328,125
     220,000        Mid Ocean, Ltd. (Bermuda)
           10,340,000
     140,000        Reliastar Financial Corp.
            7,420,000
         750        Transport Holdings, Inc., Class A *
               57,000

       --------------

           89,164,362

       --------------
                  Manufacturing -- 3.4%
     350,000        Ingersoll-Rand Co.
           14,568,750
     225,000        Johnson Controls
           16,425,000
     175,000        Kennametal Inc.
            5,950,000
     370,000        Parker Hannifin Corp.
           14,013,750
     400,000        Tyco International Ltd.
           19,850,000

       --------------

           70,807,500

       --------------
                  Metals/Mining -- 1.4%
     310,000        Aluminum Co. of America (ALCOA)
           18,173,750
     335,000        Inco, Ltd.
           10,636,250

       --------------

           28,810,000

       --------------

                      See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments October 31, 1996 (continued)

   Shares       Issuer
           Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
                  Office/Business Equipment -- 0.7%
     310,000        Xerox Corp.
       $   14,376,250

       --------------
                  Oil & Gas -- 8.2%
     150,000        Amoco Corp.
           11,362,500
     125,000        British Petroleum PLC, ADR (United Kingdom)
           16,078,125
     300,000        Halliburton Company
           16,987,500
     195,000        Mobil Corp.
           22,766,250
     601,500        PanEnergy Corp.
           23,157,750
     355,000        Phillips Petroleum Co.
           14,555,000
     224,200        Smith International *
            8,519,600
     190,000        Texaco, Inc.
           19,308,750
     140,000        Tidewater, Inc.
            6,125,000
     250,000        Unocal Corp.
            9,156,250
     445,000        Williams Companies, Inc.
           23,251,250

       --------------

          171,267,975

       --------------
                  Paper/Forest Products -- 1.1%
     325,000        Fort Howard Corp. *
            8,328,125
     220,000        Willamette Industries
           14,850,000

       --------------

           23,178,125

       --------------
                  Pharmaceuticals -- 4.2%
     420,000        American Home Products Corp.
           25,725,000
      90,000        Bristol-Myers Squibb Co.
            9,517,500
     340,000        Johnson & Johnson
           16,745,000
     200,000        Schering-Plough Corp.
           12,800,000
     361,300        SmithKline Beecham PLC, ADR (United Kingdom)
           22,626,413

       --------------

           87,413,913

       --------------
                  Photographic Equipment -- 0.5%
     135,000        Eastman Kodak Co.
           10,766,250

       --------------
                  Printing & Publishing -- 1.5%
     100,000        Harcourt General, Inc.
            4,975,000
     370,000        New York Times Company, Class A
           13,366,250
     150,000        Tribune Co.
           12,262,500

       --------------

           30,603,750

       --------------
                  Real Estate Investment Trust -- 1.3%
     283,500        Beacon Properties Corp.
            8,327,813
     170,000        Equity Residential Properties Trust
            6,247,500
     280,000        Hospitality Properties Trust
            7,280,000
     210,000        Security Capital Industrial Trust
            3,806,250

       --------------

           25,661,563

       --------------

                      See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments October 31, 1996 (continued)

   Shares       Issuer
           Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
                  Restaurants/Food Service -- 0.4%
     400,000        Wendy's International, Inc.
       $    8,250,000

       --------------
                  Retailing -- 4.2%
     320,000        American Stores Co.
           13,240,000
     420,000        Dayton-Hudson Corp.
           14,542,500
     350,000        Federated Department Stores *
           11,550,000
     470,000        Gap, Inc.
           13,630,000
     542,500        Kroger Co. *
           24,209,063
     225,000        Sears Roebuck & Co.
           10,884,375

       --------------

           88,055,938

       --------------
                  Shipping/Transportation -- 1.3%
     150,000        Burlington Northern, Inc.
           12,356,250
     130,000        Federal Express Corp. *
           10,465,000
     130,000        Ryder System
            3,867,500

       --------------

           26,688,750

       --------------
                  Telecommunications -- 5.4%
     500,000        BellSouth Corp.
           20,375,000
     183,000        CPT Telefonica del Peru S.A., ADR (Peru)
            3,774,375
     300,000        Frontier Corp.
            8,700,000
     300,000        GTE Corp.
           12,637,500
      72,918        Lucent Technologies, Inc.
            3,427,146
     400,000        Sprint Corp.
           15,700,000
     800,000        Telefonaktiebolaget LM Ericsson, Sp, ADR
(Sweden)         22,100,000
     150,000        Telefonica de Espana, ADR (Spain)
            9,037,500
     270,000        U S West, Inc.
            8,201,250
     350,000        WorldCom, Inc.
            8,531,250

       --------------

          112,484,021

       --------------
                  Utilities -- 3.3%
     200,000        CINergy Corp.
            6,625,000
     370,000        FPL Group Inc.
           17,020,000
     350,000        GPU, Inc.
           11,506,250
     120,000        Northern States Power Co.
            5,640,000
     500,000        Pinnacle West Capital Corp.
           15,437,500
     280,000        Texas Utilities Co.
           11,340,000

       --------------

           67,568,750

       --------------
                Total Common Stock (Cost $1,437,565,995)
        1,797,599,226

       --------------
                Convertible Preferred Stock -- 4.6%

-------------------------------------------------------
                  Airlines -- 0.3%
      90,000        Continental Air Finance Trust, 8.50%, 12/01/20
#           5,535,000

       --------------

                      See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments October 31, 1996 (continued)

   Shares       Issuer
           Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
                  Automotive -- 0.2%
      45,000        Ford Motor Co., Ser. A, 8.4%
       $    4,601,250

       --------------
                  Broadcasting -- 0.2%
     100,000        American Radio Systems, 7.00%, #
            4,900,000

       --------------
                  Computers/Computer Hardware -- 0.3%
      50,000        Ceridian Corp., 5.5%
            5,450,000

       --------------
                  Consumer Products -- 0.9%
     700,000        RJR Nabisco Holdings Corp., 9.25%, Ser. C
            3,937,500
     960,000        Westinghouse Electric, $1.30, Ser. C #
           15,255,360

       --------------

           19,192,860

       --------------
                  Entertainment/Leisure -- 0.4%
     200,000        Time Warner Financing Trust, $1.24
            7,750,000

       --------------
                  Financial Services -- 0.6%
     100,000        American General Delaware, $3.00, Ser. A
            5,225,000
      91,000        SunAmerica Inc., $3.188, 10/31/99 Ser.
            3,412,500
     148,000        The Money Store, $1.720, 12/01/99 Ser.
            3,848,000

       --------------

           12,485,500

       --------------
                  Health Care -- 0.3%
     225,000        FHP International Corp., Ser. A, 5.0%
            6,468,750

       --------------
                  Insurance -- 0.2%
      67,000        American Bankers Insurance Group, 6.25%, Ser.
B            3,844,125

       --------------
                  Oil & Gas -- 0.7%
      90,000        Diamond Shamrock, 5% #
            5,190,120
     140,000        Occidental Petroleum, $3.00
            8,995,000

       --------------

           14,185,120

       --------------
                  Paper/Forest Products -- 0.4%
     175,000        International Paper Capital Corp., 5.25% #
            8,461,075

       --------------
                  Telecommunications -- 0.1%
      40,000        Viacom International, 5.0%, 7/31/06 Ser.
            3,320,000

       --------------
                Total Convertible Preferred Stock (Cost
$88,416,322)          96,193,680

       --------------

                      See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments October 31, 1996 (continued)

 Principal
   Amount       Issuer
           Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
                Corporate Bonds & Notes -- 1.4%

-------------------------------------------------------
                  Automotive -- 0.2%
$  4,500,000        Magna International Inc., 5.00%, 10/15/02
       $    4,910,355

       --------------

                  Computer Hardware -- 0.2%
   4,000,000        Quantum Corp., 5.00%, 03/01/03 #
            4,360,000

       --------------
                  Electronics/Electrical Equipment -- 0.3%
   7,000,000        Xilinx Inc., 5.25%, 11/01/02 #
            6,600,300

       --------------
                  Financial Services -- 0.5%
   1,500,000        Aames Financial Corp., 5.50%, 03/15/06 #
            2,444,985
   6,600,000        South African Pulp & Paper Industries, BVI
Finance         6,121,500
                      Ltd., 7.50%, 06/30/06
   2,000,000        UBS Finance of Delaware, 2.00%, 12/15/00
            1,870,000

       --------------

           10,436,485

       --------------
                  Health Care -- 0.2%
   4,000,000        Tenet Healthcare Corp., 6.00%, 12/01/05
            4,095,000

       --------------
                Total Corporate Bonds & Notes (Cost $29,600,000)
           30,402,140

       --------------
                Convertible Corporate Bonds & Notes -- 2.0%

-------------------------------------------------------
                  Computers/Computer Hardware -- 0.2%
   4,000,000        Applied Magnetics Corp., 7.00%, 3/15/06 #
            5,166,000

       --------------
                  Electronics/Electrical Equipment -- 0.2%
   3,850,000        SCI Systems Inc., 5.00%, 05/01/06 #
            4,706,625

       --------------
                  Financial Services -- 0.2%
   2,300,000        First Financial Management, 5.00%, 12/15/99
            4,315,306

       --------------
                  Health Care -- 0.1%
   1,200,000        Sterling House, 6.75%, 06/30/06 #
              984,000

       --------------
                  Hotels/Other Lodging -- 0.4%
   6,885,000        Hilton Hotels Corp., 5.00%, 05/15/06
            7,625,138

       --------------

                      See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments October 31, 1996 (continued)

 Principal
   Amount       Issuer
           Value
-----------------------------------------------------------------
                  Manufacturing -- 0.4%
$  4,000,000        3 Com Corp., 10.25%, 11/01/01 #
       $    8,265,640
   1,000,000        Waban Inc., 6.50%, 07/01/02
            1,093,750

       --------------

            9,359,390

       --------------
                  Pharmaceuticals -- 0.3%
   5,000,000        ICN Pharmaceuticals, 8.50%, 11/15/99
            5,385,950

       --------------
                  Retailing -- 0.2%
   4,000,000        Federated Department Stores *, 5.00%, 10/01/03
           4,612,520

       --------------
                Total Convertible Corporate Bonds & Notes
           42,154,929
                (Cost $32,207,500)

-----------------------------------------------------------------
                Total Long-Term Investments
        1,966,349,975
                (Cost $1,587,789,817)

-----------------------------------------------------------------
Short-Term Investments -- 6.4%

-----------------------------------------------------------------
                U.S. Government Agency Obligations -- 1.0%

-------------------------------------------------------
  20,000,000      Federal Home Loan Mortgage Corp., Discount Notes,

         19,965,867
                    5.12%, 11/13/96
       --------------
                Commercial Paper -- 5.4%

-------------------------------------------------------
  20,000,000      Cargill Inc., 5.27%, 11/22/96
           19,938,517
  20,000,000      Commerzbank US Finance Inc., 5.24%, 11/20/96
           19,944,689
  33,716,000      Household Finance Corp., 5.40%, 11/01/96
           33,716,000
  20,000,000      Lucent Technologies, Inc., 5.21%, 11/22/96
           19,939,217
  20,000,000      Merrill Lynch & Co., Inc., 5.25%, 11/13/96
           19,965,000

       --------------

          113,503,423

-----------------------------------------------------------------
                Total Short-Term Investments
          133,469,290
                (Cost $133,469,290)

-----------------------------------------------------------------

-----------------------------------------------------------------
                Total Investments -- 100.4%
       $2,099,819,265
                (Cost $1,721,259,107)

-----------------------------------------------------------------

                      See notes to financial statements.

Statement of Assets and Liabilities October 31, 1996
-----------------------------------------------------------------


  Growth &         Capital

   Income           Growth

 Portfolio        Portfolio

--------------   --------------
ASSETS:
 Investment securities, at value (Note 1)........................
$2,099,819,265   $1,103,102,580
 Cash............................................................
          956              941
 Receivables:
   Investment securities sold....................................
   20,216,167        8,824,987
   Interest and dividends........................................
    4,587,325          750,403
 Other assets....................................................
       94,485           78,120

--------------   --------------
       Total Assets..............................................
2,124,718,198    1,112,757,031

--------------   --------------
LIABILITIES:
 Payable for investment securities purchased.....................
   31,402,747       22,079,842
 Accrued liabilities: (Note 2)
   Administration fees...........................................
       88,975           47,321
   Investment advisory fees......................................
      710,802          378,562
   Custodian.....................................................
       35,044            6,110
   Other.........................................................
      132,689          112,863

--------------   --------------
       Total Liabilities.........................................
   32,370,257       22,624,698

--------------   --------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS.........
$2,092,347,941   $1,090,132,333
Cost of Investments..............................................
$1,721,063,078   $  925,693,831

==============   ==============

                      See notes to financial statements.

                                      83


Statement of Operations For the year ended October 31, 1996
-----------------------------------------------------------------

     Growth &         Capital

      Income          Growth

     Portfolio       Portfolio

   -------------   -------------
INVESTMENT INCOME:

Dividend.........................................................
 ... $  40,163,037   $  11,147,019

Interest.........................................................
 ...    15,979,731       6,376,287

    ------------    ------------
       Total investment
income.......................................    56,142,768
17,523,306

    ------------    ------------
EXPENSES: (Note 2)
 Investment Advisory
fees............................................     8,101,188
  4,226,466
 Administration
fees.................................................     1,012,648

       528,308
 Custodian
fees......................................................
141,771          81,603
 Amortization of organization costs (Note
1).........................         8,012           8,012
 Professional
fees...................................................
62,232          66,809
 Trustees fees and
expenses..........................................        88,590
       51,050

Other............................................................
 ...       104,455         109,511

    ------------    ------------
       Total
expenses................................................
9,518,896       5,071,759

    ------------    ------------
   Net investment
income.............................................    46,623,872
    12,451,547

    ------------    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on:

Investments.......................................................
 155,750,263     132,963,967
   Futures and written option
transactions...........................     7,927,539
--
 Change in net unrealized appreciation/depreciation on:

Investments.......................................................
 164,599,862      71,608,504
   Futures and written option
transactions...........................    (1,362,579)
--

    ------------    ------------
 Net realized and unrealized gain on
investments.....................   326,915,085     204,572,471

    ------------    ------------
 Net increase in net assets from
operations.......................... $ 373,538,957   $ 217,024,018

    ============    ============

                      See notes to financial statements.

                                      84


Statement of Changes in Net Assets
-----------------------------------------------------------------


 Growth &                               Capital

  Income                                 Growth

Portfolio                              Portfolio

----------------------------------
------------------------------------
                                                            Year
            Year                Year                Year
                                                            Ended
            Ended              Ended               Ended
                                                          10/31/96
         10/31/95            10/31/96            10/31/95

---------------    ---------------    ----------------
----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income..............................   $
46,623,872    $    49,161,074    $     12,451,547    $
14,034,371
 Net realized gain on investments and futures
   transactions.....................................
163,677,802         95,276,889         132,963,967
38,313,408
 Change in net unrealized appreciation on
   investments and futures..........................
163,237,283        154,841,478          71,608,504
83,513,979

--------------     --------------     ---------------
---------------
 Increase in net assets from operations.............
373,538,957        299,279,441         217,024,018
135,861,758

--------------     --------------     ---------------
---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
 Contributions......................................
470,616,913        511,820,403       1,114,082,444
1,403,653,138
 Withdrawals........................................
(605,973,572)      (542,453,501)     (1,260,399,848)
(1,217,251,104)

--------------     --------------     ---------------
---------------
 Net increase (decrease) from transactions in
   investors' beneficial interests..................
(135,356,659)       (30,633,098)       (146,317,404)
186,402,034

--------------     --------------     ---------------
---------------
       Net increase in net assets...................
238,182,298        268,646,343          70,706,614
322,263,792
NET ASSETS:
 Beginning of period................................
1,854,165,643      1,585,519,300       1,019,425,719
697,161,927

--------------     --------------     ---------------
---------------
 End of period......................................   $
2,092,347,941    $ 1,854,165,643    $  1,090,132,333    $
1,019,425,719

==============     ==============     ===============
===============

                      See notes to financial statements.

                                      85


Vista Mutual Funds
Notes to Financial Statements October 31, 1996
-----------------------------------------------------------------
1.   Organization and Significant Accounting Policies -- Growth and
Income
Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the
Trustees to issue beneficial interests in the respective Portfolios. The GIP and the CGP commenced operations on November 29, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

    The following is a summary of significant accounting policies followed by the Portfolios:

    A. Valuation of investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market.
Securities for
    which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources;
    thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are
    valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

    B. Repurchase agreements -- It is the Trusts' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trusts' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve
Book Entry
    System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the
    Trusts may be delayed or limited.

    C. Futures contracts -- When a portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

    The GIP invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of futures contracts subject the Portfolio to risk of loss up to the amount of the value of the contract.

    The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

    As of October 31, 1996, the Portfolios had no outstanding futures contracts.

    D. Written options -- When a portfolio writes an option on a futures contract, an amount equal to the premium received by the portfolio is included in the portfolio's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account.
    When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the portfolio realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

                                      86


Vista Mutual Funds
Notes to Financial Statements October 31, 1996 (continued)
-----------------------------------------------------------------

    The GIP writes options on stock index securities futures. These options are settled for cash and subject the Portfolio to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities.
    The Portfolio, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

    As of October 31, 1996 the Portfolios had no outstanding written options.

    E. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to
    buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

    F. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Portfolios have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Portfolio.

    G. Federal income taxes -- The Portfolios intend to continue to qualify as partnerships and therefore net income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the
    Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

2.   Fees and Other Transactions with Affiliates

    A.   Investment advisory fee -- Pursuant to separate Investment
Advisory
    Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Portfolios. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment
Adviser,
    Chase supervises the investments of the Portfolios and for such services is paid a fee.

    The fee is computed daily and paid monthly at an annual rate equal to
    0.40% of the Portfolios' average daily net assets.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each of the Portfolios pursuant to a
    Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by
    Chase from its advisory fee, at an annual rate equal to 0.20% of each
    Portfolio's average daily net assets.

    B. Custodial fees -- Chase, as Custodian provides safekeeping services for the Portfolios' securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

    C.   Administration fee -- Pursuant to an Administration
Agreement, Chase
    (the "Administrator") provides certain administration services to the
    Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.

                                      87


Vista Mutual Funds
Notes to Financial Statements October 31, 1996 (continued)
-----------------------------------------------------------------

3.   Investment Transactions -- For the year ended October 31,
1996, purchases
and sales of investments (excluding short-term investments) were as follows:

                                                            GIP
           CGP

--------------    -------------
Purchases (excluding U.S. Government)...............
$1,187,045,632    $ 865,730,088
Sales (excluding U.S. Government)...................
1,135,951,143      953,423,528
Purchases of U.S. Government........................
20,197,299          570,385
Sales of U.S. Government............................
25,429,221               --

The portfolio turnover rates of GIP and CGP for the year end ended were 62% and 90%, respectively. The average commission rates paid per share were
$0.05949 and $0.05843 for GIP and CGP, respectively.

4. Retirement Plan -- The Portfolios have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October
31, 1996, included in Trustees Fees and Expenses in the Statement of
Operations, prepaid pension costs and accrued pension liability included in other assets, and other accrued liabilities, respectively, in the Statement of
Assets and Liabilities were as follows:


 Prepaid    Accrued
                                                        Pension
 Pension    Pension
                                                        Expenses
 Assets     Liability
                                                        --------
 -------    -------
GIP..................................................   $19,631
 $60,845    $80,476
CGP..................................................     9,910
  30,717    40,627

                                      88


Report of Independent Accountants
-----------------------------------------------------------------
-------------

To the Trustees and Beneficial
Interest Holders of Growth and Income
Portfolio and Capital Growth Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Vista Growth and Income Portfolio and
Vista Capital Growth Portfolio (the "Portfolios") at October 31,
1996, the
results of each of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
December 10, 1996

                                      89